Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 28, 2012
(Delaware Core Bond Fund) | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 years or lifetime	5.78%
(Delaware Core Bond Fund) | Class A
Average Annual Return:
1 Year	3.12%
5 Years	5.66%
10 years or lifetime	5.07%
(Delaware Core Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	1.14%
5 Years	3.94%
10 years or lifetime	3.36%
(Delaware Core Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.05%
5 Years	3.81%
10 years or lifetime	3.30%
(Delaware Core Bond Fund) | Class C
Average Annual Return:
Label	(lifetime: 9/30/09-12/31/11)
1 Year	6.17%
5 Years
Lifetime	5.91%
(Delaware Core Bond Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 9/30/09-12/31/11)
1 Year	8.31%
5 Years
Lifetime	7.23%
(Delaware Core Bond Fund) | Class R
Average Annual Return:
Label	(lifetime: 9/30/09-12/31/11)
1 Year	7.06%
5 Years
Lifetime	6.38%
(Delaware Corporate Bond Fund) | Barclays U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.15%
5 Years	6.82%
10 years or lifetime	6.36%
(Delaware Corporate Bond Fund) | Class A
Average Annual Return:
1 Year	2.41%
5 Years	6.79%
10 years or lifetime	7.27%
(Delaware Corporate Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	0.03%
5 Years	4.32%
10 years or lifetime	4.88%
(Delaware Corporate Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.75%
5 Years	4.35%
10 years or lifetime	4.82%
(Delaware Corporate Bond Fund) | Class B
Average Annual Return:
1 Year	2.70%
5 Years	6.80%
10 years or lifetime	7.12%
(Delaware Corporate Bond Fund) | Class C
Average Annual Return:
1 Year	5.51%
5 Years	6.98%
10 years or lifetime	6.97%
(Delaware Corporate Bond Fund) | Institutional Class
Average Annual Return:
1 Year	7.57%
5 Years	8.09%
10 years or lifetime	8.04%
(Delaware Corporate Bond Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 Year	7.04%
5 Years	7.52%
Lifetime	6.33%
(Delaware Extended Duration Bond Fund) | Barclays Long U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.91%
5 Years	8.51%
10 years or lifetime	7.98%
(Delaware Extended Duration Bond Fund) | Class A
Average Annual Return:
1 Year	11.22%
5 Years	9.72%
10 years or lifetime	9.44%
(Delaware Extended Duration Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	8.14%
5 Years	7.04%
10 years or lifetime	6.81%
(Delaware Extended Duration Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	7.60%
5 Years	6.76%
10 years or lifetime	6.59%
(Delaware Extended Duration Bond Fund) | Class B
Average Annual Return:
1 Year	11.66%
5 Years	9.68%
10 years or lifetime	9.27%
(Delaware Extended Duration Bond Fund) | Class C
Average Annual Return:
1 Year	14.64%
5 Years	9.92%
10 years or lifetime	9.13%
(Delaware Extended Duration Bond Fund) | Institutional Class
Average Annual Return:
1 Year	16.81%
5 Years	10.99%
10 years or lifetime	10.21%
(Delaware Extended Duration Bond Fund) | Class R
Average Annual Return:
Label	(lifetime: 10/3/05-12/31/11)
1 Year	16.20%
5 Years	10.45%
Lifetime	9.15%
(Delaware High-Yield Opportunities Fund) | BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.37%
5 Years	7.55%
10 years or lifetime	8.74%
(Delaware High-Yield Opportunities Fund) | Class A
Average Annual Return:
1 Year	(2.79%)
5 Years	5.00%
10 years or lifetime	8.31%
(Delaware High-Yield Opportunities Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(5.42%)
5 Years	2.00%
10 years or lifetime	5.17%
(Delaware High-Yield Opportunities Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.81%)
5 Years	2.43%
10 years or lifetime	5.21%
(Delaware High-Yield Opportunities Fund) | Class B
Average Annual Return:
1 Year	(2.34%)
5 Years	5.03%
10 years or lifetime	8.18%
(Delaware High-Yield Opportunities Fund) | Class C
Average Annual Return:
1 Year	0.25%
5 Years	5.19%
10 years or lifetime	8.03%
(Delaware High-Yield Opportunities Fund) | Institutional Class
Average Annual Return:
1 Year	2.20%
5 Years	6.29%
10 years or lifetime	9.14%
(Delaware High-Yield Opportunities Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 Year	1.71%
5 Years	5.76%
Lifetime	7.98%
(Delaware Diversified Floating Rate Fund) | BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.27%
Lifetime	0.31%	[1]
(Delaware Diversified Floating Rate Fund) | Class A
Average Annual Return:
1 Year	(2.56%)
Lifetime	0.07%	[1]
(Delaware Diversified Floating Rate Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(3.26%)
Lifetime	(0.68%)	[1]
(Delaware Diversified Floating Rate Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.67%)
Lifetime	(0.37%)	[1]
(Delaware Diversified Floating Rate Fund) | Class C
Average Annual Return:
1 Year	(1.54%)
Lifetime	0.85%	[1]
(Delaware Diversified Floating Rate Fund) | Institutional Class
Average Annual Return:
1 Year	0.44%
Lifetime	1.86%	[1]
(Delaware Diversified Floating Rate Fund) | Class R
Average Annual Return:
1 Year	(0.79%)
Lifetime	1.33%	[1]

[1]	Lifetime (2/26/10-12/31/11)